Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Business Description [Abstract]
Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries

As of December 31, 2024, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary
Name	establishment	Directly	Indirectly	share capital	Principal activities
Jianzhi Education Group Company Limited	British Virgin Islands (“BVI”), limited liability company March 20, 2018	100%	—	USD1	Investment holding
Jianzhi Education Technology (HK) Company Limited (“Jianzhi HK”)	Hong Kong, limited liability company April 3, 2018	—	100% owned by Jianzhi Education (BVI)	HKD1	Investment holding
Jianzhi Inc.	USA, limited liability company November 2 2022	—	100% owned by Jianzhi Education (BVI)	USD1	Investment holding
HongKong Sentu Education Technology Ltd. (“Sentu HK”)	Hong Kong, November 14, 2016	—	100% owned by Jianzhi Education (HK)	HKD10,000,000	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd.	PRC, April 17, 2018	—	100% owned by Jianzhi Education (HK)	HKD10,000,000	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”)	PRC, June 13, 2016		100% owned by Jianzhi Beijing	RMB10,000,000	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”)	PRC, June 2, 2021		100% owned by Sentu Lejiao	—	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd.(“Beijing Sentu”)	PRC, May 27, 2011		Contractual arrangements	RMB26,100,000	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd.	PRC, January 11, 2016	—	51.2% owned by Beijing Sentu	RMB10,500,000	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd.	PRC, May 6, 2011		100% owned by Beijing Sentu	RMB1,000,000	Provision of mobile media services
Guangzhou Lianhe Education Technology Co., Ltd	PRC, September 28, 2016	—	100% owned by Guangzhou Xingzhiqiao	RMB300,000	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd.	PRC, December 2, 2022		51% owned by Sentu Guoxin	RMB nil	Provision of technology, education consultancy (excluding agent services) services

Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries	he carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiaries included in the Company’s consolidated balance sheets and statements of income and comprehensive income, which are prepared before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and the Company and its subsidiaries, are as follows:
	December 31, 2023	December 31, 2024
	RMB	RMB
Assets
Current assets:
Cash	2,697,832	1,112,661
Accounts receivable, net	1,718,155	1,492,889
Short-term prepayments	264,425	397,178
Short-term investments	4,223,894	4,526,957
Prepaid expenses and other current assets	8,653,231	6,382,949
Amount due from the Company and its subsidiaries*	—	27,870,449
Total current assets	17,557,537	41,783,083

Non-current assets:
Right-of-use assets, net	4,307,991	764,839
Deferred tax assets, net	10,157,608	490,538
Property and equipment, net	171,127	147,260
Long-term prepayments	181,132	1,443,396
Total non-current assets	14,817,858	2,846,033
Total assets	32,375,395	44,629,116

*	As of December 31, 2023 and 2024, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.
	December 31, 2023	December 31, 2024
	RMB	RMB
Liabilities
Current liabilities:
Accounts payable	6,099,637	5,918,710
Salary and welfare payable	1,333,666	690,339
Contract liabilities	14,013,525	6,064,243
Income taxes payable	1,073,181	5,120,578
Value added tax (“VAT”) and other tax payable	3,937,133	3,937,133
Other payables	1,877,474	2,028,391
Lease liabilities, current	-	432,455
Amount due to related parties	2,185,832	—
Amount due from the Company and its subsidiaries*	1,228,446	—
Total current liabilities	31,748,894	24,191,849

Non-current liabilities:
Deferred tax liabilities	1,326,092	—
Lease liabilities, noncurrent	—	300,324
Account payable to WFOE	2,080,868	—
Total non-current liabilities	3,406,960	300,324
Total liabilities	35,155,854	24,492,173

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	227,046,277	91,618,100	44,472,918
Net (loss) income	(88,740,821)	(83,941,158)	(1,982,595)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	13,119,714	(7,610,570)	2,934,386
Net cash used in investing activities	(7,198,149)	(18,527,776)	(4,519,556)
Net cash used in financing activities	—	—	—

*	As of December 31, 2023 and 2024, amounts to from the Company and its subsidiaries represent the payables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.